Financial instruments, risk management and capital management (Tables)	12 Months Ended
Dec. 31, 2022
Financial instruments, risk management and capital management
Schedule of financial assets and financial liabilities

	As of December 31,
(in thousands)	2022	2021
Financial assets measured at amortized cost
Cash and cash equivalents (Note 14)	$100,333	$90,869
Investments (Note 13)	32,535	42,334
Other non-current assets and security deposits	809	796
Receivables and other	3,254	363
Total financial assets	$136,931	$134,362

Financial liabilities measured at amortized cost
Borrowings (Note 16)	$4,640	$4,284
Trade payables and other (Note 17)	3,965	2,553
Accrued expenses and other current liabilities (Note 18)	8,193	1,879
Lease liabilities (Note 12)	810	581
Total financial liabilities	$17,608	$9,297